Basis of Preparation - Additional Information (Detail) - $ / $	Mar. 16, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Investment Property [line items]
Exchange rate		20.5140
Increase decrease in foreign currency exchange rate		1.04%
Foreign Currency Exchange | Forecast
Disclosure of Detailed Information About Investment Property [line items]
Exchange rate	20.7280